Note 7 (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following forecasts (positive base and negative scenarios) of the Gross Domestic Product (GDP) growth, unemployment rate and House Price Index (HPI), for the most relevant countries where they represent a significant factor, provided by BBVA Research, were used for the calculation of the ECL as of December 31, 2023:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.52%	11.84%	(1.61) %	3.62%	2.80%	5.44%	5.54%	9.31%
2024	2.12%	10.32%	0.89%	3.79%	3.11%	4.98%	7.11%	8.82%
2025	2.70%	9.58%	2.96%	2.68%	3.07%	4.41%	4.33%	9.86%
2026	2.55%	8.81%	2.11%	2.67%	3.04%	4.14%	3.92%	10.68%
2027	2.34%	8.22%	2.14%	2.76%	2.99%	4.20%	3.58%	10.95%
2028	2.13%	7.67%	1.88%	2.85%	2.87%	5.09%	3.58%	11.01%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	0.33%	6.85%	(1.82) %	8.05%	1.59%	10.06%
2024	4.57%	6.63%	0.42%	9.46%	2.80%	10.99%
2025	4.22%	6.54%	6.93%	9.23%	2.59%	11.27%
2026	2.88%	6.35%	3.13%	8.34%	3.03%	11.03%
2027	2.72%	6.32%	2.11%	7.23%	3.24%	10.35%
2028	2.51%	6.28%	2.13%	6.11%	3.42%	9.90%
The estimate for the next five years of the following rates, used in the measurement of the expected loss as of December 31, 2022, consistent with the latest estimates made public at that date, was:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.90%	12.27%	(2.96) %	2.97%	3.28%	0.84%	7.59%	10.00%
2023	1.85%	11.35%	(0.61) %	1.45%	3.04%	4.23%	6.61%	8.85%
2024	3.60%	9.75%	1.58%	2.33%	2.99%	3.07%	(0.70) %	10.76%
2025	3.00%	8.36%	1.67%	1.91%	3.01%	4.18%	3.91%	11.78%
2026	2.95%	7.02%	2.20%	1.78%	3.01%	3.26%	3.90%	11.81%
2027	2.93%	5.87%	2.31%	1.81%	3.00%	4.39%	3.86%	11.81%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	4.00%	7.67%	7.42%	11.97%	8.78%	11.41%
2023	5.12%	7.28%	3.86%	9.39%	2.04%	12.20%
2024	3.15%	6.79%	(1.02) %	7.68%	2.07%	12.77%
2025	2.19%	6.60%	2.79%	6.77%	2.44%	12.65%
2026	2.21%	6.52%	2.87%	6.89%	3.11%	12.15%
2027	2.21%	6.49%	3.62%	6.81%	3.28%	10.47%

Base scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Base scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.36%	12.13%	(1.93) %	3.40%	2.82%	5.47%	4.46%	9.63%
2024	1.48%	11.80%	(0.92) %	2.91%	3.27%	4.90%	3.50%	10.28%
2025	2.47%	11.20%	1.94%	2.41%	3.25%	4.24%	3.54%	10.85%
2026	2.53%	10.40%	1.74%	2.60%	3.18%	4.14%	3.79%	11.05%
2027	2.34%	9.63%	1.69%	2.74%	3.11%	4.18%	3.46%	11.15%
2028	2.13%	8.98%	1.43%	2.83%	2.99%	5.07%	3.46%	11.20%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	(0.36) %	6.88%	(3.01) %	8.28%	1.24%	10.11%
2024	1.99%	6.82%	(4.04) %	10.48%	1.47%	11.25%
2025	3.48%	6.77%	5.95%	10.15%	2.33%	11.56%
2026	2.88%	6.55%	3.03%	8.95%	3.03%	11.32%
2027	2.72%	6.50%	1.98%	7.70%	3.24%	10.60%
2028	2.51%	6.46%	2.00%	6.60%	3.42%	10.09%

Base scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.61%	12.78%	(3.50) %	2.56%	3.32%	0.95%	5.47%	10.53%
2023	1.20%	12.83%	(2.41) %	0.58%	3.20%	4.14%	3.02%	10.30%
2024	3.37%	11.38%	0.55%	2.05%	3.17%	2.90%	(1.50) %	11.75%
2025	2.98%	9.95%	1.30%	1.84%	3.15%	4.19%	3.78%	12.15%
2026	2.95%	8.58%	1.74%	1.76%	3.14%	3.27%	3.78%	12.00%
2027	2.93%	7.18%	1.86%	1.79%	3.13%	4.37%	3.74%	12.00%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	2.69%	7.72%	5.00%	12.35%	8.05%	11.49%
2023	2.54%	7.48%	(0.50) %	10.40%	0.72%	12.45%
2024	2.42%	7.03%	(2.04) %	8.60%	1.81%	13.06%
2025	2.19%	6.80%	2.70%	7.38%	2.44%	12.94%
2026	2.21%	6.70%	2.73%	7.38%	3.10%	12.43%
2027	2.21%	6.68%	3.49%	7.30%	3.28%	10.65%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.21%	12.40%	(2.28) %	3.20%	2.85%	5.49%	3.37%	9.94%
2024	0.86%	13.23%	(2.54) %	2.04%	3.45%	4.73%	(0.33) %	11.73%
2025	2.25%	12.77%	1.00%	2.13%	3.43%	4.03%	2.58%	11.92%
2026	2.48%	11.98%	1.22%	2.53%	3.33%	4.00%	3.71%	11.43%
2027	2.30%	11.34%	0.93%	2.70%	3.25%	4.18%	3.39%	11.32%
2028	2.09%	10.57%	0.67%	2.79%	3.13%	5.07%	3.39%	11.36%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	(1.04) %	6.91%	(4.16) %	8.49%	0.87%	10.15%
2024	(0.60) %	7.03%	(8.75) %	11.46%	0.15%	11.51%
2025	2.73%	7.02%	4.77%	11.04%	2.03%	11.84%
2026	2.88%	6.77%	2.92%	9.54%	3.03%	11.59%
2027	2.72%	6.71%	1.82%	8.17%	3.24%	10.90%
2028	2.51%	6.66%	1.85%	7.08%	3.42%	10.29%

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.33%	13.26%	(4.13) %	2.17%	3.37%	1.03%	3.35%	11.04%
2023	0.58%	14.26%	(4.02) %	(0.28) %	3.38%	3.97%	(0.79) %	11.76%
2024	3.15%	12.95%	(0.40) %	1.77%	3.35%	2.69%	(2.49) %	12.82%
2025	2.93%	11.53%	0.79%	1.77%	3.30%	4.04%	3.70%	12.53%
2026	2.91%	10.14%	0.99%	1.72%	3.27%	3.24%	3.70%	12.19%
2027	2.89%	8.77%	1.10%	1.75%	3.26%	4.37%	3.66%	12.16%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	1.39%	7.77%	2.66%	12.71%	7.30%	11.57%
2023	(0.05) %	7.69%	(5.10) %	11.38%	(0.59) %	12.71%
2024	1.67%	7.27%	(3.29) %	9.49%	1.50%	13.34%
2025	2.19%	7.02%	2.59%	7.97%	2.44%	13.21%
2026	2.21%	6.91%	2.57%	7.83%	3.10%	12.70%
2027	2.21%	6.88%	3.33%	7.78%	3.28%	10.86%

Expected loss variation as of december [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas is shown below:

Expected loss variation as of December 31, 2023

	BBVA Group				Spain			Mexico				Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	222	188	28	2	61	14	47	94	2	92	22	9	11
+100 bps	(191)	(165)	(23)	(2)	(58)	(13)	(45)	(89)	(2)	(87)	(21)	(9)	(11)
Housing price
- 100 bps						—	32
+100 bps						—	(32)

Expected loss variation as of December 31, 2022

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	223	151	67	3	118	54	62	67	3	63	19	5	12
+100 bps	(195)	(135)	(55)	(3)	(95)	(42)	(52)	(63)	(3)	(60)	(18)	(5)	(11)
Housing price
- 100 bps						1	23			4
+100 bps						(1)	(22)			(3)

Maximum credit risk exposure [Table Text Block]
BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of December 31, 2023, 2022 and 2021 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by category of financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2023	Stage 1	Stage 2	Stage 3
Financial assets held for trading		106,749
Equity instruments	10	4,589
Debt securities	10	28,569
Loans and advances	10	73,590
Non-trading financial assets mandatorily at fair value through profit or loss		8,737
Equity instruments	11	7,963
Debt securities	11	484
Loans and advances	11	290
Financial assets designated at fair value through profit or loss	12	955
Derivatives (trading and hedging)		48,747
Financial assets at fair value through other comprehensive income		62,289
Equity instruments	13	1,217
Debt securities		61,047	60,255	771	21
Loans and advances to credit institutions	13	26	26	—	—
Financial assets at amortized cost		463,130	410,590	38,061	14,478
Debt securities		49,544	49,403	108	32
Loans and advances to central banks		7,176	7,176	—	—
Loans and advances to credit institutions		17,498	17,478	18	2
Loans and advances to customers		388,912	336,533	37,935	14,444
Total financial assets risk		690,606
Total loan commitments and financial guarantees		214,283	204,842	8,411	1,030
Loan commitments given	33	152,868	147,376	5,326	165
Financial guarantees given	33	18,839	17,612	998	229
Other commitments given	33	42,577	39,854	2,087	636
Total maximum credit exposure		904,889

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2022 ⁽¹⁾	Stage 1	Stage 2	Stage 3
Financial assets held for trading		70,763
Equity instruments	10	4,404
Debt securities	10	24,367
Loans and advances	10	41,993
Non-trading financial assets mandatorily at fair value through profit or loss		6,888
Equity instruments	11	6,511
Debt securities	11	129
Loans and advances	11	247
Financial assets designated at fair value through profit or loss	12	913
Derivatives (trading and hedging)		53,101
Financial assets at fair value through other comprehensive income		65,497
Equity instruments	13	1,198
Debt securities		64,273	63,425	822	26
Loans and advances to credit institutions	13	26	26	—	—
Financial assets at amortized cost		425,803	378,407	33,873	13,523
Debt securities		36,730	36,463	237	30
Loans and advances to central banks		4,420	4,420	—	—
Loans and advances to credit institutions		16,066	15,997	69	—
Loans and advances to customers		368,588	321,528	33,568	13,493
Total financial assets risk		622,965
Total loan commitments and financial guarantees		192,568	181,427	9,993	1,147
Loan commitments given	33	136,920	130,459	6,283	177
Financial guarantees given	33	16,511	15,214	1,015	281
Other commitments given	33	39,137	35,753	2,695	689
Total maximum credit exposure		815,533
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2021	Stage 1	Stage 2	Stage 3
Financial assets held for trading		92,560
Equity instruments	10	15,963
Debt securities	10	25,790
Loans and advances	10	50,807
Non-trading financial assets mandatorily at fair value through profit or loss		6,086
Equity instruments	11	5,303
Debt securities	11	128
Loans and advances	11	655
Financial assets designated at fair value through profit or loss	12	1,092
Derivatives (trading and hedging)		43,687
Financial assets at fair value through other comprehensive income		60,495
Equity instruments	13	1,320
Debt securities		59,148	58,587	561	—
Loans and advances to credit institutions	13	27	27	—	—
Financial assets at amortized cost		383,870	334,772	34,418	14,680
Debt securities		34,833	34,605	205	22
Loans and advances to central banks		5,687	5,687	—	—
Loans and advances to credit institutions		13,295	13,285	10	—
Loans and advances to customers		330,055	281,195	34,203	14,657
Total financial assets risk		587,789
Total loan commitments and financial guarantees		165,941	152,914	12,070	957
Loan commitments given	33	119,618	112,494	6,953	171
Financial guarantees given	33	11,720	10,146	1,329	245
Other commitments given	33	34,604	30,274	3,789	541
Total maximum credit exposure		753,730

Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers as of December 31, 2023, 2022 and 2021 is shown below:

December 2023 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	214,522	183,503	22,953	8,066	(4,593)	(503)	(714)	(3,375)	209,929	183,000	22,239	4,690
Mexico	91,086	81,619	6,995	2,472	(3,049)	(1,097)	(620)	(1,332)	88,037	80,522	6,375	1,140
Turkey (2)	39,058	34,105	3,234	1,719	(1,641)	(167)	(314)	(1,160)	37,416	33,938	2,920	559
South America (3)	43,151	36,237	4,738	2,176	(1,976)	(319)	(377)	(1,280)	41,175	35,918	4,362	896
Others	1,094	1,069	15	11	(10)	—	(1)	(8)	1,085	1,068	14	2
Total (4)	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287
Of which: individual					(1,665)	(15)	(471)	(1,179)
Of which: collective					(9,604)	(2,072)	(1,555)	(5,977)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023, the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2022 ⁽¹⁾ (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (2)	214,066	186,977	19,621	7,468	(4,860)	(518)	(759)	(3,583)	209,206	186,459	18,862	3,885
Mexico	73,729	66,448	5,342	1,939	(2,496)	(955)	(475)	(1,066)	71,233	65,494	4,866	873
Turkey (3)	39,547	32,755	4,436	2,356	(2,105)	(224)	(358)	(1,523)	37,443	32,531	4,078	833
South America (4)	40,199	34,312	4,166	1,721	(1,768)	(318)	(345)	(1,105)	38,431	33,994	3,821	615
Others	1,047	1,035	3	9	(8)	—	—	(7)	1,039	1,035	3	2
Total (5)	368,588	321,528	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	357,351	319,513	31,629	6,208
Of which: individual					(2,164)	(21)	(604)	(1,539)
Of which: collective					(9,073)	(1,994)	(1,334)	(5,745)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Spain includes all countries where BBVA, S.A. operates.
(3) Turkey includes all countries in which Garanti BBVA operates.
(4) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(5) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022 the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	201,405	171,883	21,380	8,143	(5,277)	(722)	(923)	(3,631)	196,129	171,161	20,457	4,511
Mexico	57,847	51,665	4,261	1,921	(2,038)	(740)	(381)	(916)	55,809	50,925	3,880	1,005
Turkey (2)	33,472	26,497	4,134	2,841	(2,058)	(224)	(424)	(1,410)	31,414	26,273	3,711	1,431
South America (3)	36,335	30,166	4,425	1,744	(1,736)	(277)	(362)	(1,096)	34,599	29,889	4,062	648
Others	996	984	3	9	(8)	(1)	—	(7)	988	983	3	2
Total (4)	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596
Of which: individual					(2,528)	(4)	(657)	(1,867)
Of which: collective					(8,587)	(1,959)	(1,434)	(5,194)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021 the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty [Table Text Block]
The breakdown by counterparty of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by stages of loans and advances to customers as of December 31, 2023, 2022 and 2021 is shown below:

December 2023 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	23,294	23,105	164	25	(29)	(9)	(12)	(7)	23,265	23,096	152	18
Other financial corporations	13,271	13,072	187	12	(20)	(9)	(4)	(7)	13,251	13,062	183	6
Non-financial corporations	175,337	154,519	15,299	5,520	(4,274)	(517)	(795)	(2,962)	171,063	154,002	14,503	2,558
Households	177,009	145,837	22,286	8,886	(6,946)	(1,552)	(1,214)	(4,180)	170,063	144,285	21,071	4,706
Loans and advances to customers	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287

December 2022 ⁽¹⁾ (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	20,922	20,582	302	38	(30)	(8)	(11)	(11)	20,892	20,574	291	27
Other financial corporations	12,802	12,548	238	17	(37)	(15)	(12)	(10)	12,765	12,533	226	6
Non-financial corporations	170,929	149,501	15,087	6,340	(5,495)	(675)	(991)	(3,829)	165,433	148,826	14,096	2,511
Households	163,936	138,896	17,941	7,098	(5,675)	(1,316)	(925)	(3,434)	158,261	137,580	17,017	3,663
Loans and advances to customers	368,588	321,528	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	357,351	319,513	31,629	6,208
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

December 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19,719	19,287	369	62	(37)	(13)	(5)	(19)	19,682	19,274	364	43
Other financial corporations	9,826	9,672	131	24	(23)	(8)	(6)	(9)	9,804	9,664	125	15
Non-financial corporations	146,797	120,140	19,366	7,290	(5,804)	(759)	(1,306)	(3,738)	140,993	119,381	18,060	3,552
Households	153,714	132,096	14,336	7,281	(5,253)	(1,184)	(773)	(3,295)	148,461	130,912	13,563	3,986
Loans and advances to customers	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of loans and advances, net of loss allowances, as well as the gross carrying amount by type of product, classified in different headings of the assets, as of December 31, 2023, 2022 and 2021 is shown below:

December 2023 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	73	1,933	1,028	3,040	3,175
Credit card debt	—	1	—	2	1,927	20,959	22,890	24,454
Commercial debtors		960	76	586	23,462	88	25,171	25,346
Finance leases	—	225	—	12	8,940	285	9,463	9,714
Reverse repurchase loans	1,345	—	5,786	92	—	—	7,223	7,234
Other term loans	4,878	21,662	5,329	9,300	134,024	147,491	322,683	331,813
Advances that are not loans	927	412	6,312	3,186	956	324	12,116	12,164
LOANS AND ADVANCES	7,151	23,265	17,502	13,251	171,241	170,175	402,586	413,901
By secured loans
Of which: mortgage loans collateralized by immovable property		271	—	526	24,829	96,772	122,397	125,328
Of which: other collateralized loans	1,347	6,933	4,558	465	10,938	2,430	26,671	26,963
By purpose of the loan
Of which: credit for consumption						59,892	59,892	64,303
Of which: lending for house purchase						97,555	97,555	99,224
By subordination
Of which: project finance loans					7,181		7,181	7,743

December 2022 ⁽¹⁾ (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	352	2,810	933	4,101	4,266
Credit card debt	—	1	—	3	2,029	16,865	18,898	19,985
Commercial debtors		1,021	24	370	24,510	85	26,011	26,254
Finance leases	—	195	—	13	8,040	322	8,571	8,857
Reverse repurchase loans	302	—	5,251	102	—	—	5,655	5,674
Other term loans	3,802	19,438	4,009	7,995	126,949	139,925	302,118	311,553
Advances that are not loans	296	232	6,772	3,930	1,256	217	12,702	12,758
LOANS AND ADVANCES	4,401	20,892	16,057	12,765	165,593	158,348	378,056	389,347
By secured loans
Of which: mortgage loans collateralized by immovable property		297	—	337	23,970	95,056	119,659	122,719
Of which: other collateralized loans	498	5,382	5,073	548	6,635	2,209	20,345	20,675
By purpose of the loan
Of which: credit for consumption						51,344	51,344	54,718
Of which: lending for house purchase						95,249	95,249	96,716
By subordination
Of which: project finance loans					7,942		7,942	8,530
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

December 2021 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	321	2,339	495	3,161	3,345
Credit card debt	—	—	—	1	1,504	12,523	14,030	14,949
Commercial debtors		791	—	476	18,191	66	19,524	19,766
Finance leases	—	191	—	14	7,388	317	7,911	8,256
Reverse repurchase loans	1,192	—	2,788	23	—	—	4,004	4,013
Other term loans	4,174	18,440	4,004	5,413	110,204	134,505	276,739	286,127
Advances that are not loans	315	394	6,510	3,554	1,805	630	13,208	13,263
LOANS AND ADVANCES	5,681	19,822	13,303	9,804	141,431	148,536	338,577	349,719
By secured loans
Of which: mortgage loans collateralized by immovable property		324	—	220	21,531	94,821	116,897	119,980
Of which: other collateralized loans	1,180	1,413	2,534	390	3,512	1,950	10,979	11,335
By purpose of the loan
Of which: credit for consumption						42,294	42,294	45,236
Of which: lending for house purchase						95,209	95,209	96,612
By subordination
Of which: project finance loans					8,863		8,863	9,423

Impaired loans and advances at amortized cost covered by collateral [Table Text Block]
The disclosure of impaired loans and advances at amortized cost covered by collateral (see Note 7.2.6), shown by type of collateral, as of December 31, 2023, 2022 and 2021, is the following:

Impaired loans and advances at amortized cost covered by collateral (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
December 2023	14,446	3,167	771	5	91	1,226
December 2022	13,493	2,537	849	3	52	984
December 2021	14,657	2,875	1,068	5	33	886

Guarantees Received [Table Text Block]
The value of guarantees received as of December 31, 2023, 2022 and 2021, is the following:

Guarantees received (Millions of Euros)
	2023	2022	2021
Value of collateral	136,141	125,963	117,362
Of which: guarantees normal risks under special monitoring	14,274	12,826	11,768
Of which: guarantees non-performing risks	4,035	3,440	3,981
Value of other guarantees	53,462	40,050	48,680
Of which: guarantees normal risks under special monitoring	4,864	4,963	7,404
Of which: guarantees non-performing risks	1,226	984	886
Total value of guarantees received	189,602	166,013	166,042

Probability of default of loans and advances to customers and contingent risk and commitments [Table Text Block]
The table below outlines the distribution of the gross carrying amount of loans and advances to customers, contingent risk and commitments, in percentage terms, of the BBVA Group, based on their probability of default within 12 months and internal rating used in the calculation of the expected loss under IFRS 9, and their stages, as of December 31, 2023, 2022 and 2021:

Probability of default (basis points) and internal rating
		2023		2022		2021 ⁽¹⁾
		Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)
Internal rating	PDs	%	%	%	%	%	%
AAA	0 to 2	3.8	—	5.5	0.1	5.8	—
AA+ to AA-	2 to 5	10.7	0.2	19.4	0.3	15.7	0.1
A+ to A-	5 to 11	25.4	0.5	19.9	0.7	15.2	0.2
BBB+ to BBB-	11 to 39	21.7	1.3	18.7	0.8	18.7	0.6
BB+ to BB-	39 to 194	20.6	2.1	18.4	1.9	19.1	2.5
B+ to B-	194 to 1,061	8.7	2.2	9.0	2.5	12.2	3.8
CCC+ to CCC-	1,061 to 2,121	1.0	0.6	1.0	0.7	1.9	1.5
CC+ to C	> 2,121	0.5	0.8	0.5	0.8	0.8	1.9
	Total	92.4	7.6	92.3	7.7	89.4	10.6
(1) Data corresponding to the year 2021, does not include commitments nor contingent liabilities.

Impaired secured loans risks [Table Text Block]
The breakdown of loans and advances within financial assets at amortized cost by counterparties, including their respective gross carrying amount, impaired amount and accumulated impairment as of December 31, 2023, 2022 and 2021 is as follows:

December 2023 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	7,176	—	(25)	—%
General governments	23,294	25	(29)	0.1%
Credit institutions	17,498	2	(21)	—%
Other financial corporations	13,271	12	(20)	0.1%
Non-financial corporations	175,337	5,520	(4,274)	3.2%
Agriculture, forestry and fishing	4,530	133	(136)	2.9%
Mining and quarrying	4,924	27	(30)	0.6%
Manufacturing	45,893	814	(685)	1.8%
Electricity, gas, steam and air conditioning supply	15,801	444	(454)	2.8%
Water supply	905	16	(11)	1.8%
Construction	8,269	665	(426)	8.1%
Wholesale and retail trade	32,080	1,241	(883)	3.9%
Transport and storage	10,378	310	(213)	3.0%
Accommodation and food service activities	7,957	329	(208)	4.1%
Information and communications	7,545	71	(54)	0.9%
Financial and insurance activities	7,828	187	(122)	2.4%
Real estate activities	12,550	658	(508)	5.2%
Professional, scientific and technical activities	4,053	178	(124)	4.4%
Administrative and support service activities	4,449	151	(111)	3.4%
Public administration and defense; compulsory social security	303	10	(11)	3.2%
Education	586	30	(21)	5.0%
Human health services and social work activities	2,171	129	(48)	6.0%
Arts, entertainment and recreation	906	53	(42)	5.9%
Other services	4,209	74	(186)	1.8%
Households	177,009	8,886	(6,946)	5.0%
LOANS AND ADVANCES	413,585	14,446	(11,316)	3.5%

December 2022 ⁽¹⁾ (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	4,420	—	(19)	—%
General governments	20,922	38	(30)	0.2%
Credit institutions	16,066	—	(35)	—%
Other financial corporations	12,802	17	(37)	0.1%
Non-financial corporations	170,929	6,340	(5,495)	3.7%
Agriculture, forestry and fishing	4,475	153	(151)	3.4%
Mining and quarrying	5,006	179	(105)	3.6%
Manufacturing	44,583	869	(794)	1.9%
Electricity, gas, steam and air conditioning supply	15,344	650	(534)	4.2%
Water supply	875	21	(16)	2.4%
Construction	8,349	784	(537)	9.4%
Wholesale and retail trade	30,974	1,184	(945)	3.8%
Transport and storage	11,051	319	(343)	2.9%
Accommodation and food service activities	8,003	451	(329)	5.6%
Information and communications	7,498	113	(47)	1.5%
Financial and insurance activities	7,446	200	(188)	2.7%
Real estate activities	11,349	718	(527)	6.3%
Professional, scientific and technical activities	3,948	169	(151)	4.3%
Administrative and support service activities	4,021	180	(124)	4.5%
Public administration and defense, compulsory social security	268	8	(12)	2.9%
Education	556	35	(29)	6.4%
Human health services and social work activities	2,108	138	(53)	6.6%
Arts, entertainment and recreation	927	68	(79)	7.3%
Other services	4,147	101	(530)	2.4%
Households	163,936	7,098	(5,675)	4.3%
LOANS AND ADVANCES	389,073	13,493	(11,291)	3.5%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

December 2021 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	5,687	—	(6)	—%
General governments	19,719	62	(37)	0.3%
Credit institutions	13,295	—	(19)	—%
Other financial corporations	9,826	24	(23)	0.2%
Non-financial corporations	146,797	7,290	(5,804)	5.0%
Agriculture, forestry and fishing	4,077	125	(154)	3.1%
Mining and quarrying	4,889	222	(130)	4.5%
Manufacturing	35,058	1,003	(867)	2.9%
Electricity, gas, steam and air conditioning supply	13,718	570	(489)	4.2%
Water supply	782	22	(21)	2.9%
Construction	8,336	894	(619)	10.7%
Wholesale and retail trade	25,856	1,311	(1,104)	5.1%
Transport and storage	10,310	879	(400)	8.5%
Accommodation and food service activities	7,693	470	(405)	6.1%
Information and communications	6,533	117	(56)	1.8%
Financial and insurance activities	6,216	197	(181)	3.2%
Real estate activities	9,438	719	(466)	7.6%
Professional, scientific and technical activities	3,910	185	(152)	4.7%
Administrative and support service activities	3,046	181	(132)	5.9%
Public administration and defense, compulsory social security	203	9	(11)	4.5%
Education	582	43	(34)	7.4%
Human health services and social work activities	1,888	48	(41)	2.5%
Arts, entertainment and recreation	1,011	209	(95)	20.7%
Other services	3,250	84	(447)	2.6%
Households	153,714	7,281	(5,253)	4.7%
LOANS AND ADVANCES	349,037	14,657	(11,142)	4.2%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the years 2023, 2022 and 2021 of impaired financial assets and guarantees given are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	2023	2022	2021
Balance at the beginning	14,521	15,467	15,478
Additions	11,066	8,084	8,556
Decreases (1)	(5,795)	(5,742)	(4,555)
Net additions	5,272	2,342	4,001
Amounts written-off	(3,770)	(2,771)	(3,613)
Exchange differences and other	(660)	(517)	(399)
Balance at the end	15,362	14,521	15,467
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Changes in impaired financial assets written off from the balance sheet [Table Text Block]
The changes during the years 2023, 2022 and 2021 in financial assets derecognized from the consolidated balance sheet as their recovery is considered unlikely ("write-offs"), is shown below:

Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2023	2022	2021
Balance at the beginning		22,595	21,990	22,001
Companies held for sale		—	—	—
Increase		3,841	2,871	3,709
Decrease:		(2,035)	(2,431)	(3,605)
Re-financing or restructuring		(1)	(2)	(1)
Cash recovery	47	(369)	(390)	(423)
Foreclosed assets		(3)	(25)	(17)
Sales (1)		(1,201)	(1,498)	(2,437)
Debt forgiveness		(410)	(368)	(599)
Time-barred debt and other causes		(51)	(147)	(129)
Net exchange differences		385	165	(116)
Balance at the end		24,787	22,595	21,990
(1) Includes principal and interest.

Changes in gross accounting balances of loans and advances at amortized cost [Table Text Block]
Movements, measured over a 12-month period, in gross accounting balances and accumulated loss allowances during 2023, 2022 and 2021 are recorded on the consolidated balance sheet as of December 31, 2023, 2022 and 2021 in order to cover the estimated impairment or reversal of impairment on loans and advances at amortized cost.

Changes in gross accounting balances of loans and advances at amortized cost. Year 2023 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	341,944	33,636	13,493	389,073
Transfers of financial assets:	(11,647)	10,463	1,184	—
Transfers from stage 1 to stage 2	(18,172)	18,172	—	—
Transfers from stage 2 to stage 1	7,639	(7,639)	—	—
Transfers to stage 3	(3,203)	(2,297)	5,500	—
Transfers from stage 3	2,089	2,226	(4,316)	—
Net annual origination of financial assets	34,334	(5,233)	2,663	31,764
Becoming write-offs	(186)	(76)	(2,889)	(3,150)
Foreign exchange	(2,833)	(635)	(369)	(3,838)
Modifications that do not result in derecognition	(60)	(16)	476	401
Other	(365)	(187)	(112)	(665)
Balance at the end	361,186	37,953	14,446	413,585

Changes in gross accounting balances of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	300,167	34,213	14,657	349,037
Transfers of financial assets:	(5,041)	3,914	1,128	—
Transfers from stage 1 to stage 2	(12,726)	12,726	—	—
Transfers from stage 2 to stage 1	8,537	(8,537)	—	—
Transfers to stage 3	(1,941)	(1,831)	3,773	—
Transfers from stage 3	1,089	1,556	(2,645)	—
Net annual origination of financial assets	44,465	(4,201)	258	40,522
Becoming write-offs	(63)	(35)	(2,432)	(2,530)
Methodological changes and adoption of new standards ⁽¹⁾	(672)	—	—	(672)
Foreign exchange	2,447	18	(461)	2,004
Modifications that do not result in derecognition	(2)	29	113	140
Other	643	(301)	231	573
Balance at the end	341,944	33,636	13,493	389,073
(1) The entire impact corresponds to the application of IFRS 17 (See notes 1.3 and 2.3).

Changes in gross accounting balances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	298,793	30,601	14,678	344,072
Transfers of financial assets:	(10,785)	8,640	2,145	—
Transfers from stage 1 to stage 2	(14,482)	14,482	—	—
Transfers from stage 2 to stage 1	4,905	(4,905)	—	—
Transfers to stage 3	(1,772)	(1,945)	3,717	—
Transfers from stage 3	564	1,009	(1,573)	—
Net annual origination of financial assets	17,876	(4,729)	1,217	14,364
Becoming write-offs	(74)	(68)	(3,095)	(3,237)
Foreign exchange	(6,054)	(1,902)	(216)	(8,172)
Modifications that do not result in derecognition	187	1,642	189	2,018
Other	224	29	(261)	(8)
Balance at the end	300,167	34,213	14,657	349,037

Changes in allowances of loans and advances at amortized cost [Table Text Block]

Changes in allowances of loans and advances at amortized cost. Year 2023 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,065)	(1,942)	(7,284)	(11,291)
Transfers of financial assets:	73	(336)	(2,527)	(2,790)
Transfers from stage 1 to stage 2	118	(681)	—	(563)
Transfers from stage 2 to stage 1	(113)	323	—	210
Transfers to stage 3	81	120	(2,935)	(2,734)
Transfers from stage 3	(13)	(97)	408	297
Net annual origination of allowances	(466)	(148)	(232)	(846)
Becoming write-offs	147	71	2,853	3,071
Foreign exchange	(52)	44	169	160
Modifications that do not result in derecognition	3	49	(304)	(252)
Other	229	235	167	631
Balance at the end	(2,131)	(2,026)	(7,158)	(11,316)

Changes in allowances of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(1,990)	(2,091)	(7,061)	(11,142)
Transfers of financial assets:	63	33	(1,570)	(1,473)
Transfers from stage 1 to stage 2	110	(397)	—	(287)
Transfers from stage 2 to stage 1	(91)	374	—	283
Transfers to stage 3	51	204	(1,917)	(1,662)
Transfers from stage 3	(7)	(148)	347	193
Net annual origination of allowances	(406)	(273)	(663)	(1,342)
Becoming write-offs	186	30	1,890	2,106
Foreign exchange	(87)	248	—	161
Modifications that do not result in derecognition	—	48	(160)	(112)
Other	168	64	279	511
Balance at the end	(2,065)	(1,942)	(7,284)	(11,291)

Changes in allowances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,037)	(2,289)	(7,815)	(12,141)
Transfers of financial assets:	187	441	(2,521)	(1,893)
Transfers from stage 1 to stage 2	139	(602)	—	(463)
Transfers from stage 2 to stage 1	(60)	307	—	247
Transfers to stage 3	111	802	(2,775)	(1,862)
Transfers from stage 3	(3)	(66)	254	185
Net annual origination of allowances	(563)	(57)	(314)	(933)
Becoming write-offs	45	56	2,694	2,795
Foreign exchange	70	(270)	719	519
Modifications that do not result in derecognition	12	(79)	(122)	(189)
Other	297	106	298	701
Balance at the end	(1,990)	(2,091)	(7,061)	(11,142)

Sensitivity to interest rate and credit spread analysis [Table Text Block]
The table below shows the profile of average structural interest rate risk and credit spread risk of the fixed income portfolio in the banking book classified as Held to Collect & Sale (HtC&S) in terms of sensitivities of the main currencies for the BBVA Group in 2023:

Sensitivity to interest-rate and credit spread analysis. Year 2023
	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value (2)		Impact on economic value (2)
	100 basis point increase	100 basis point decrease	100 basis point increase	100 basis point decrease	100 basis point increase
Euro	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[1.5% , 3.5%]	[-3.5% , -1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 (Fully Loaded) for BBVA Group.

Sensitivity to interest-rate and credit spread analysis. Year 2022
	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value (2)		Impact on economic value (2)
	100 basis point increase	100 basis point decrease (3)	100 basis point increase	100 basis point decrease (3)	100 basis point increase
Euro	[1.5% , 3.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[3.5% , 5.5%]	[-5.5% , -3.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-3.5% , -1.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 (Fully Loaded) for BBVA Group.
(3) In Euro and Pound sterling (included in "Other"), negative interest rates scenarios are allowed up to plausible levels.

Sensitivity to one percent of the average rate in the main currencies [Table Text Block]
For the years 2023, 2022 and 2021, the estimated sensitivities (in absolute terms) of the result attributable to the parent company are shown below, taking into account the coverage, against depreciations and appreciations of 1% of the average rate in the main currencies. To the extent that hedging positions are periodically modulated, the sensitivity estimate attempts to reflect an average (or effective) sensitivity in the year:

Sensitivity to 1% change (Millions of Euros)
Currency	2023	2022	2021
Mexican peso	25.8	19.1	14.0
Turkish lira	4.4	3.5	4.7
Peruvian sol	0.9	0.7	0.3
Chilean peso	0.2	0.4	0.6
Colombian peso	1.0	0.9	1.1
Argentine peso	1.3	1.9	0.6

VaR by Risk factor [Table Text Block]
As of December 31, 2023, 2022 and 2021 the VaR was €36 million, €29 million and €31 million, respectively, with the following breakdown:

VaR by Risk Factor (Millions of Euros) ⁽¹⁾
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect ⁽²⁾	Total
2023
VaR average in the year	36	8	2	7	(22)	31
VaR max in the year	43	6	17	8	(33)	42
VaR min in the year	23	9	—	9	(23)	19
End of period VaR	41	6	4	8	(23)	36
2022
VaR average in the year	33	8	3	7	(23)	27
VaR max in the year	35	12	2	11	(24)	36
VaR min in the year	25	10	2	11	(28)	19
End of period VaR	32	13	7	5	(28)	29
2021
VaR average in the year	33	10	2	11	(28)	29
VaR max in the year	32	13	4	1	(14)	36
VaR min in the year	27	9	1	10	(25)	22
End of period VaR	34	9	5	11	(29)	31
(1) The figures that correspond to the maximum and minimum total VaR obtained in the year show the VaR figures by risk factor for the day on which said maximums and minimums occurred.
(2) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Impact of the stress test [Table Text Block]
The impact of the stress test under multivariable simulation of the risk factors of the portfolio based on the expected shortfall (expected shortfall calculated at a 97.5% confidence level, 20 days) as of December 31, 2023 is as follows:

Impact of the stress test (Millions of Euros)
0	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(74)	(73)	(29)	—	(10)	(4)	(13)

Effect offsetting for derivatives and securities operation [Table Text Block]
A summary of the effect of offsetting (via netting and collateral) for derivatives and securities operations is presented below as of December 31, 2023, 2022 and 2021:

Effect of offsetting for derivatives and securities operation (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
December 2023
Trading and hedging derivatives	10 / 15	44,641	8,866	35,775	24,948	9,949	878
Reverse repurchase, securities borrowing and similar agreements		80,227	—	80,227	81,050	956	(1,779)
Total assets		124,869	8,866	116,003	105,998	10,905	(900)
Trading and hedging derivatives	10 / 15	44,536	8,866	35,670	27,131	8,755	(216)
Repurchase, securities lending and similar agreements		104,920	—	104,920	106,344	2,002	(3,426)
Total liabilities		149,456	8,866	140,590	133,475	10,757	(3,642)
December 2022
Trading and hedging derivatives	10 / 15	52,354	10,554	41,800	29,251	11,461	1,088
Reverse repurchase, securities borrowing and similar agreements		47,111	—	47,111	47,217	970	(1,077)
Total assets		99,465	10,554	88,911	76,468	12,431	11
Trading and hedging derivatives	10 / 15	51,767	10,554	41,213	31,063	9,498	651
Repurchase, securities lending and similar agreements		54,382	—	54,382	53,439	586	357
Total liabilities		106,149	10,554	95,594	84,502	10,084	1,008
December 2021
Trading and hedging derivatives	10 / 15	36,349	3,611	32,737	22,524	8,758	1,456
Reverse repurchase, securities borrowing and similar agreements		54,296	—	54,296	55,010	2,213	(2,927)
Total assets		90,645	3,611	87,034	77,534	10,971	(1,471)
Trading and hedging derivatives	10 / 15	37,916	3,584	34,331	22,524	10,119	1,688
Repurchase, securities lending and similar agreements		54,159	—	54,159	58,174	679	(4,694)
Total liabilities		92,074	3,584	88,490	80,698	10,798	(3,006)

LtSCD by LMU [Table Text Block]
The performance of the indicators show that the funding structure remained steady during 2023, 2022 and 2021, in the sense that all LMU held self-funding levels with stable customer resources above the requirements.

LtSCD by LMU
	2023	2022	2021
Group (average)	99%	96%	95%
BBVA, S.A.	100%	98%	98%
BBVA Mexico	102%	98%	93%
Garanti BBVA	78%	83%	81%
Other LMU	104%	96%	93%

LCR main LMU [Table Text Block]
Although this requirement is only established at a Group level, for banks in the Eurozone, the minimum level required is exceeded in all subsidiaries. It should be noted that the calculation of the Consolidated LCR does not allow the transfer of liquidity between subsidiaries, so no excess liquidity may be transferred from these entities for the purpose of calculating the consolidated ratio. If the impact of these highly liquid assets was considered, the LCR would be 193%, or 44 basis points above the required level.

LCR main LMU
0	2023	2022	2021
Group	149%	159%	165%
BBVA, S.A.	178%	186%	190%
BBVA Mexico	192%	199%	245%
Garanti BBVA	212%	185%	211%

Liquidity available by instrument [Table Text Block]
The table below shows the liquidity available by instrument as of December 31, 2023, 2022 and 2021 for the most significant entities based on prudential supervisor’s information (Commission Implementing Regulations (EU) 2021/451 of December 17, 2020):

Liquidity available by instrument (Millions of Euros)
		BBVA, S.A.			BBVA Mexico			Garanti BBVA			Other
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Cash and withdrawable central bank reserves	43,931	48,271	35,258	9,712	12,865	12,146	9,899	6,731	8,179	5,921	5,265	6,469
Level 1 tradable assets	31,606	33,081	37,272	20,345	13,974	13,881	6,117	9,165	5,549	8,429	7,836	6,036
Level 2A tradable assets	919	3,450	5,234	246	47	74	—	—	—	—	—	—
Level 2B tradable assets	2,916	3,471	9,492	132	35	28	—	—	—	—	1	2
Other tradable assets	44,324	22,708	27,870	469	467	343	398	285	722	753	1,035	934
Non tradable assets eligible for central banks	—	—	—	—	—	—	—	—	—	—	—	—
Cumulated counterbalancing capacity	123,696	110,981	115,127	30,903	27,388	26,472	16,414	16,181	14,449	15,102	14,136	13,440

NSFR main LMU [Table Text Block]
The NSFR of BBVA Group and its main LMU at December 31, 2023, 2022 and 2021, was the following:

NSFR main LMU
	2023	2022	2021
Group	131%	135%	135%
BBVA, S.A.	120%	125%	126%
BBVA Mexico	140%	143%	149%
Garanti BBVA	178%	166%	162%

Residual maturities by contractual periods [Table Text Block]
Below is a matrix of residual maturities by contractual periods based on supervisory prudential reporting as of December 31, 2023, 2022 and 2021:

December 2023. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	10,353	61,678	—	—	—	—	—	—	—	—	72,031
Deposits in credit entities	—	4,676	393	543	594	602	602	136	24	102	7,672
Deposits in other financial institutions	—	1,288	1,261	1,049	385	649	2,019	965	974	1,291	9,882
Reverse repo, securities borrowing and margin lending	—	42,407	21,683	6,890	3,398	2,596	3,319	3,817	2,133	139	86,382
Loans and advances	—	28,644	30,850	28,239	16,434	19,029	41,267	32,769	45,116	104,086	346,433
Securities' portfolio settlement	—	2,167	6,011	2,633	2,578	11,950	15,266	14,016	29,245	34,558	118,424

December 2023. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,187	3,889	8,518	4,935	4,225	10,296	7,990	11,175	22,424	74,639
Deposits from financial institutions	2,092	3,669	1,076	715	119	605	795	46	198	695	10,011
Deposits from other financial institutions and international agencies	8,507	5,526	2,806	1,036	834	841	1,033	618	695	638	22,535
Customer deposits	304,096	44,745	16,225	11,855	3,905	5,500	1,753	1,029	758	1,092	390,959
Security pledge funding	—	86,908	30,028	6,107	2,274	1,821	2,630	1,111	2,060	677	133,615
Derivatives, net	—	(21)	(30)	6	(62)	(267)	69	45	(135)	(2,616)	(3,009)

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9,227	66,497	—	—	—	—	—	—	—	—	75,724
Deposits in credit entities	—	3,870	319	433	434	468	242	183	6	83	6,040
Deposits in other financial institutions	3	2,199	1,012	746	516	344	971	816	551	830	7,988
Reverse repo, securities borrowing and margin lending	—	31,049	5,743	3,368	1,432	1,127	4,582	1,354	2,400	289	51,343
Loans and advances	99	24,622	32,009	25,622	14,827	16,766	41,049	32,510	43,828	96,201	327,534
Securities' portfolio settlement	1	4,031	4,107	8,200	4,305	4,746	18,417	8,744	23,307	31,480	107,338

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,841	4,434	1,050	3,148	2,017	6,318	9,423	13,282	18,145	59,658
Deposits from financial institutions	2,176	7,885	628	806	56	694	648	211	396	399	13,899
Deposits from other financial institutions and international agencies	7,392	5,760	1,465	464	379	758	700	293	594	727	18,532
Customer deposits	302,667	38,951	18,542	6,776	2,575	2,870	1,476	1,276	798	273	376,203
Security pledge funding	—	51,638	14,543	17,736	866	1,503	8,136	1,524	3,493	575	100,013
Derivatives, net	—	(253)	24	(1,010)	(23)	175	40	(153)	(466)	(3,717)	(5,383)

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	39,761	24,598	—	—	—	—	—	—	—	—	64,359
Deposits in credit entities	—	3,781	400	790	373	299	211	166	8	26	6,056
Deposits in other financial institutions	2	901	801	584	727	432	694	470	261	469	5,343
Reverse repo, securities borrowing and margin lending	—	33,856	11,611	2,945	1,063	1,692	2,188	2,239	1,118	739	57,451
Loans and advances	174	18,531	23,185	22,141	11,769	13,782	39,656	30,049	44,508	94,780	298,574
Securities' portfolio settlement	10	1,779	3,606	3,395	2,333	3,958	18,854	13,135	17,214	47,331	111,614

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	3,065	1,077	3,498	2,914	1,885	9,477	4,931	12,332	19,991	59,169
Deposits from financial institutions	1,936	4,257	415	825	183	924	496	146	146	579	9,907
Deposits from other financial institutions and international agencies	8,894	2,728	1,700	382	289	227	578	231	337	722	16,087
Customer deposits	281,812	28,806	11,814	4,867	1,717	1,520	1,740	578	863	416	334,132
Security pledge funding	—	52,437	6,858	2,485	1,513	8,252	29,954	5,527	4,755	1,490	113,269
Derivatives, net	(33)	(395)	(176)	(326)	(66)	(641)	100	(122)	(155)	(66)	(1,880)

Wholesale financing transactions carried out by group entities [Table Text Block]
The main wholesale financing transactions carried out by the BBVA Group during 2023 are listed below:

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	Senior non-preferred	Jan-23	1,000	EUR	4.625%	Jan-30	Jan-31
	Covered bonds	Jan-23	1,500	EUR	3.125%	—	Jul-27
	Senior preferred	May-23	1,000	EUR	4.125%	May-25	May-26
	Tier 2	Jun-23	750	EUR	5.750%	Jun-Sep 28	Sep-33
	AT1	Jun-23	1,000	EUR	8.375%	Dec-28	Perpetual
	Tier 2	Aug-23	300	GBP	8.250%	Aug-Nov 28	Nov-33
	AT1	Sep-23	1,000	USD	9.375%	Sep-29	Perpetual
	Tier 2	Nov-23	750	USD	7.883%	Nov-33	Nov-34
BBVA Mexico	Senior (Tranche 1) - Green bond	Feb-23	8,689	MXN	TIIE day 1 + 32 basis points	—	Feb-27
	Senior (Tranche 2)	Feb-23	6,131	MXN	9.540%	—	Feb-30
	Tier 2	Jun-23	1,000	USD	8.450%	Jun-33	Jun-38
	Senior (Tranche 1)	Nov-23	9,900	MXN	TIIE day 1 + 32 basis points	—	Apr-27
	Senior (Tranche 2)	Nov-23	3,600	MXN	10.240%	—	Nov-30

Encumbered and unencumbered asstes [Table Text Block]
As of December 31, 2023, 2022 and 2021, the encumbered (those provided as collateral for certain liabilities) and unencumbered assets are broken down as follows:

Encumbered and unencumbered assets (Millions of Euros)
	Encumbered assets						Unencumbered assets
	Book value			Fair value			Book value			Fair value
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Assets	78,586	92,916	114,336				696,972	619,177	548,548
Equity instruments	592	819	307	592	819	307	13,176	11,293	22,280	13,176	11,293	22,280
Debt securities	51,458	33,533	31,557	50,818	32,291	29,527	88,976	92,665	89,307	88,976	92,665	89,307
Loans and advances and other assets	26,535	58,563	82,472				594,821	515,218	436,962

Collateral pledges received [Table Text Block]
As of December 31, 2023, 2022 and 2021, collateral pledges received mainly due to repurchase agreements and securities lending, and those which could be committed in order to obtain funding are provided below:

Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued			Fair value of collateral received or own debt securities issued available for encumbrance			Fair value of collateral received or own debt securities issued not available for encumbrance
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Collateral received	73,836	40,701	40,905	14,825	9,415	17,029	996	1,279	1,719
Equity instruments	1,019	323	289	51	759	265	—	—	—
Debt securities	72,817	40,378	40,616	14,774	8,656	16,764	996	1,279	1,719
Loans and advances and other assets	—	—	—	—	—	—	—	—	—
Own debt securities issued other than own covered bonds or ABSs	—	—	—	74	92	50	—	—	—

Sources of encumbrance [Table Text Block]
As of December 31, 2023, 2022 and 2021, financial liabilities issued related to encumbered assets in financial transactions as well as their book value were as follows:

Sources of encumbrance (Millions of Euros)
	Matching liabilities, contingent liabilities or securities lent			Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
	2023	2022	2021	2023	2022	2021
Book value of financial liabilities	151,766	122,400	137,242	149,853	128,628	151,275
Derivatives	15,895	15,950	15,368	13,756	16,699	15,191
Deposits	126,777	95,728	109,311	126,543	99,077	120,957
Outstanding subordinated debt	9,094	10,722	12,563	9,554	12,852	15,127
Other sources	1,066	731	620	2,568	4,989	3,966